UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                         The Rice Hall James Portfolios
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-474-5669

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND





THE RICE HALL JAMES PORTFOLIOS

SEMI-ANNUAL REPORT                                                APRIL 30, 2003


                                        RICE HALL JAMES SMALL/MID CAP PORTFOLIO

                                        RICE HALL JAMES MICRO CAP PORTFOLIO

                                        [LOGO OMITTED]
                                        RHJ


                                        INVESTMENT ADVISER:

                                        RICE HALL JAMES & ASSOCIATES

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS
                                                                  APRIL 30, 2003

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................   1

Statements of Net Assets
     Small/Mid Cap ......................................................   6
     Micro Cap ..........................................................   9

Statements of Operations ................................................  13

Statements of Changes in Net Assets
     Small/Mid Cap ......................................................  14
     Micro Cap ..........................................................  15

Financial Highlights
     Small/Mid Cap ......................................................  16
     Micro Cap ..........................................................  17

Notes to Financial Statements ...........................................  18
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                 RHJ PORTFOLIOS

--------------------------------------------------------------------------------

April 30, 2003

Dear Shareholders:

The performance of the Rice Hall James Micro Cap Portfolio as of April 30, 2003 is presented below:

                                FISCAL         CALENDAR
                              2ND QUARTER        Y-T-D          6 MONTHS
                              -----------      ---------        --------
RHJ MICRO CAP*                   6.01%           1.77%            6.95%
Russell 2000 Index               7.54%           4.56%            7.55%

*INCEPTION DATE: 07-01-94

The market had been rewarding investors handsomely on the extreme value side of the market and punishing those in the growth area during the six to twelve-month period prior to this fiscal year. The first fiscal quarter of 2003 saw a shift to small aggressive growth issues, not an ideal setting for Rice Hall James' Portfolios. The Micro Cap Portfolio, the much smaller and more growth oriented of our two Portfolios, fared much better in this rapid shift and was able to nearly keep pace with the market. In the first half of fiscal 2003, the Rice Hall James Micro Cap Portfolio lagged the benchmark Russell 2000 Index by 0.6%.

The strongest market sector during the past six months was Technology, rising approximately 16%. While the performance of the Portfolio's technology stocks was market-like, the sector was underweighted in the Portfolio, 11% vs. 14%. Stock selection in the market-weighted Health Care area (17%) was poor, netting only half the 8% gain seen in the index. We continued to post a significant underweighting in the Financial Services sector (8% vs. 24%) and posted a better than market 10% return in that sector.

Our stock picks in the Producer Durables sector (9% of the Portfolio) benefited the Portfolio greatly in the past 6 months with a return of over 25% versus the market sector's 8% return. Similarly the 7% weighted Materials and Processing area generated better than a 40% return versus 2% for the comparable market sector. Consumer related issues remained a quarter of the Portfolio and had just slightly positive returns for the six months.

The market value of the Micro Cap Portfolio was $80.2 million as of April 30, 2003. Sector weightings do not drive our fundamentally based stock selection process and we do not expect any dramatic changes in sector exposures this quarter. Maximum capital appreciation is the primary objective of this Portfolio, current income generation is not a consideration and volatility and turnover may be high. No derivative investments are used.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS
                                                                  APRIL 30, 2003

--------------------------------------------------------------------------------
The performance of the Rice Hall James Small/Mid Cap Portfolio as of April 30, 2003 is presented below. Three indices are provided for comparative purposes, the Russell 2000 Index, the Russell MidCap Index and a custom index created by averaging the returns of the Russell 2000 Index and the Russell Mid Cap indices. This 50/50 Blended Russell index is the appropriate benchmark for the RHJ Small/Mid Cap Portfolio.

                                FISCAL         CALENDAR
                              2ND QUARTER        Y-T-D          6 MONTHS
                              -----------      --------         --------
RHJ SMALL/MID CAP*               5.35%           0.57%            1.62%
Russell 2000 Index               7.54%           4.56%            7.55%
Russell MidCap Index             6.89%           4.73%            7.58%
50/50 Blended Russell Index      7.22%           4.66%            7.59%

*INCEPTION DATE: 11-01-96

The first fiscal quarter of 2003 was a tough one for core/fundamental growth managers. November and the first half of January in particular witnessed a tremendous surge in those small and mid capitalization stocks with no earnings or very high price earnings ratios. It looked like a "mini" 1999 where momentum growth was again leading the way. The market shift from value to growth in November was so extreme that it leapfrogged many high quality growth issues in favor of smaller and lower quality technology growth stocks. The Rice Hall James Small/Mid Cap Portfolio was unable to keep pace in this environment. Since January 14, 2003, the market is acting more homogenously with the Nasdaq Composite, Russell 2000 and the Russell MidCap indices all trading about flat. In this more normalized environment, the Portfolio has produced a return slightly higher than that of the market.

In spite of the difficulty in earnings in the growth areas of the market, it remains our belief that moderate growth companies are looking more attractive, at least selectively, while the stocks of more stable, consistent, slow growth businesses are trading at historically high price earnings ratios versus their meager long-term growth rates. During the first half of fiscal 2003 we have continued to add good quality growth issues (i.e. 18-25% growers) to the Portfolio.

The shortfall in the first six months of the fiscal 2003 was primarily in the Technology area where the Portfolio's market weighted Technology stocks captured less than one-quarter of the 18% rise in the market's Technology area. Partially offsetting this was solid performance in the 11% weighted Health Care sector which nearly doubled the comparable market sector's 4% six-month return. Similar positive results were seen in the Consumer Staples area with an 8% return versus 2% within the index. Consumer related issues remain close to 30% of the Portfolio with Financial Services underweighted (8% versus 24%) as we continue to favor holding those companies with higher growth potential and lower valuation relative to their projected earnings growth rates.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS
                                                                  APRIL 30, 2003

--------------------------------------------------------------------------------
The Small/Mid Cap Portfolio is designed to replicate the Rice Hall James core equity style in which the overwhelming majority of RHJ separate accounts have been successfully managed for many years. The market value of the Small/Mid Cap Portfolio was $106.5 million as of April 30, 2003. Sector weightings do not drive our fundamentally based stock selection process and we do not expect any dramatic changes in sector exposures this quarter. Maximum capital appreciation is the primary objective of this Portfolio, current income generation is not a consideration and volatility and turnover may be high. No derivative investments are used.

The market has had quite a drop in the past three years and is now showing some semblance of a recovery. The question is whether or not the recent upturn is justified by company fundamentals, i.e. revenues and earnings growth. In spite of the three-year bear market, stocks in aggregate are still at price earnings ratios slightly higher than the long-term norm. Much like the 1992 to 1994 period, a strong case can be made that earnings need time to catch up with valuation. It would take a 25% jump in earnings in a flat equity market to push P/Es down to the long-term mean of 14 - 15 times earnings, setting up a better case for a sustained move on the upside. Without strong earnings growth, we feel there is very little upside in this market.

So what about earnings? While capital spending rallied towards the end of the war, economic activity has been slower to snap back than many expected. Corporations are playing a wait and see game. They seem quite reluctant to make the plunge and boost capital expenditures until they see real evidence of final sales demand. Employment numbers remain soft, no one is hiring until they see clear proof either. Corporate America's focus is locked into an efficiency mode: preservation of capital at the expense of growth. However, even though the first quarter GDP report of 1.6% was lower than the forecasted 2.4%, corporate earnings have come in "better than expected" for the first quarter. Of roughly 460 companies in the S&P 500 Composite Index that have reported thus far, 63% were positive surprises, 19% in line and 18% below estimates. We put quotation marks around "better than expected" because reported earnings up 11.5% in aggregate are only slightly above revised estimates. In other words, as of January 1, analysts were forecasting EPS growth for the first quarter of 11%. Midway through the quarter, due to the impact of war and a sluggish consumer, analysts brought expectations down to 7 - 8%. So to claim that earnings are a positive surprise is painting a picture a little brighter than reality. Earnings are up some 11% in aggregate on a 5% revenue increase year-over-year. Favorable currency impact from a significantly weaker US dollar was responsible for an estimated 3% of both earnings and revenue gains, leaving revenues growing a mere 2%, essentially where final sales demand has been for some time. We have yet to see a turn in final sales demand.

While we believe these earning reports are just in line, the market has reacted quite positively. April's reaction to first quarter reports has brought the market solidly back into the black for calendar year-to-date. However, it is our belief that the market is unlikely to sustain its premium valuation if earnings gains are solely through cost cut-

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS
                                                                  APRIL 30, 2003

--------------------------------------------------------------------------------
ting. P/Es rise in response to real growth in income streams, those that are generated through final sales demand and that are sustainable. The wisdom of the market realizes that cost cutting is essentially a one-time purification in a company or system's infrastructure...a one-time adjustment in profitability and therefore does not reward such earnings growth with as high a premium. Don't get me wrong; cost cutting is important in an economy that clearly got quite fat and happy in the late 1990s. Inefficient capacity has been exited and very little new capacity has come on stream, inventories are clean, corporate jets are gone and so are many questionable managements. The bottom line is that corporate America is once again lean and mean. When we do see an upturn in sales, we believe the earnings move will be extremely powerful...and a new bull will be born.

So we are back to the chicken and the egg predicament. To drive revenues, we need resurgence in spending by corporations and consumers. But the consumers' spending habits are related to the employment picture and it is still weak. Corporations are afraid to invest in capital equipment and hire because sales show little evidence of coming back. Mortgage refinancing and auto incentives have provided the fuel to keep this economy alive, but many, RHJ included, have suggested that there may be a payback of sorts if and when interest rates rise again. The implication being that those with variable rate loans will have trouble servicing their debt when rates rise or at best, a rise in rates will at least kill the refinancing engine and the economic recovery will stall. As a counter to this, we have recently read that some 80% of all refinancings have been at a fixed rate...and as rates fall further, that percentage will likely grow. And though we realize that many a wide screen television set was bought with home loan monies, a tremendous amount of 18%+ credit card debt was paid down leaving the consumer in a much better debt service position. So while we have some concerns, it is not too difficult to believe that in a moderately rising interest rate economy, the consumer may be in pretty good shape.

Time will cure this spending dilemma. People are by nature optimistic and at some point, the desire for achievement will outweigh the temporarily cautious bunker-like mentality. Granted there are many reasons to be cautious: even though the war is over, terrorism, North Korea, SARS and the cost of rebuilding Iraq remain uncertainties to both the market and the economy. Terrorism, certainly, and possibly SARS are two factors that may not go away. But we are adjusting and learning to live with these new concerns. Consumer confidence is already building rapidly. With time, these now lean corporations will hire and spend, the consumer will buy, final sales demand will grow and we should all make some money. It could be a year or two until this market consolidation period ends, but the next decisive market move, we believe, will be up.

Sincerely,


Rice Hall James & Associates

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS
                                                                  APRIL 30, 2003

--------------------------------------------------------------------------------
                        DEFINITION OF COMPARATIVE INDICES
                        ---------------------------------

50/50 BLENDED RUSSELL INDEX is a custom index created by averaging the returns of the Russell 2000 and the Russell Mid Cap Indices.

NASDAQ COMPOSITE INDEX is a market capitalization, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market system traded foreign common stocks and ADRs.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL MIDCAP INDEX is an unmanaged comprised of 800 stocks of U.S. companies with mid-market capitalization.

S&P 500 COMPOSITE INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL/MID CAP
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 93.6%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ---------

BANKS -- 4.0%
   Downey Financial ...................................    47,650  $  2,091,835
   Silicon Valley Bancshares* .........................    95,700     2,237,466
                                                                   ------------
                                                                      4,329,301
                                                                   ------------
BASIC INDUSTRIES -- 19.9%
   Autoliv ............................................    90,200     2,191,860
   Clayton Homes ......................................   151,000     1,873,910
   Harman International Industries ....................    50,900     3,389,431
   Hughes Supply ......................................    40,800     1,145,256
   Lubrizol ...........................................    71,400     2,256,954
   Republic Services* .................................   132,500     2,843,450
   Reynolds & Reynolds, Cl A ..........................   124,200     3,578,202
   United States Steel ................................   130,800     1,873,056
   Valspar ............................................    54,400     2,349,536
                                                                   ------------
                                                                     21,501,655
                                                                   ------------
CAPITAL CONSTRUCTION -- 3.2%
   EMCOR Group* .......................................    39,100     1,996,837
   Oshkosh Truck ......................................    27,100     1,517,600
                                                                   ------------
                                                                      3,514,437
                                                                   ------------
CONSUMER DURABLES -- 1.7%
   Sensient Technologies ..............................    81,700     1,805,570
                                                                   ------------
CONSUMER NON-DURABLES -- 8.7%
   American Greetings, Cl A* ..........................   156,200     2,274,272
   American Italian Pasta, Cl A* ......................    51,100     2,253,510
   Performance Food Group* ............................    56,300     1,975,004
   Valassis Communications* ...........................    78,750     2,094,750
   Valuevision Media, Cl A* ...........................    63,400       804,546
                                                                   ------------
                                                                      9,402,082
                                                                   ------------
ENERGY RELATED -- 9.4%
   Key Energy Services* ...............................   326,700     3,289,869
   National-Oilwell* ..................................    64,100     1,345,459
   Noble Energy .......................................    80,000     2,656,000
   Tidewater ..........................................   105,400     2,835,260
                                                                   ------------
                                                                     10,126,588
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL/MID CAP
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ---------

HEALTH CARE -- 10.5%
   Affymetrix* ........................................    57,600  $  1,068,480
   Andrx* .............................................   148,200     2,391,948
   Bausch & Lomb ......................................    63,200     2,222,112
   Invitrogen* ........................................    84,800     2,772,960
   NDCHealth ..........................................    56,200     1,081,850
   Shire Pharmaceuticals ADR* .........................    93,200     1,854,680
                                                                   ------------
                                                                     11,392,030
                                                                   ------------
INSURANCE -- 1.7%
   Mercury General ....................................    42,500     1,870,000
                                                                   ------------
RETAIL -- 10.0%
   Autonation* ........................................   163,700     2,267,245
   Carmax* ............................................    95,200     2,013,480
   Foot Locker ........................................   188,000     2,068,000
   Movie Gallery* .....................................   100,400     1,856,496
   O'Reilly Automotive* ...............................    86,700     2,571,522
                                                                   ------------
                                                                     10,776,743
                                                                   ------------
SERVICES -- 11.5%
   ABM Industries .....................................    81,800     1,132,930
   MPS Group* .........................................   160,500     1,083,375
   PRG-Schultz International* .........................   111,500       711,370
   R.H. Donnelley* ....................................   110,400     3,296,544
   Sotheby's Holdings, Cl A* ..........................   111,400       979,206
   Speedway Motorsports ...............................   112,400     2,732,444
   United Stationers* .................................    93,700     2,540,207
                                                                   ------------
                                                                     12,476,076
                                                                    ------------
TECHNOLOGY -- 11.5%
   eSpeed, Cl A* ......................................    84,600     1,104,030
   FEI* ...............................................    79,900     1,461,371
   Gartner, Cl A* .....................................   109,300       867,842
   Ingram Micro, Cl A* ................................   147,800     1,478,000
   JD Edwards & Co.* ..................................   110,300     1,321,394
   National Instruments* ..............................    40,600     1,302,448
   THQ* ...............................................   136,300     1,925,919
   Zebra Technologies, Cl A* ..........................    44,300     2,953,481
                                                                   ------------
                                                                     12,414,485
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL/MID CAP
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ---------

TELECOMMUNICATIONS -- 1.5%
   Dycom Industries* ..................................   146,300  $  1,615,152
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $98,640,539) ..............................             101,224,119
                                                                   ------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 4.9%
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 4.9%
   Highmark Diversified Money Market Fund .............  4,308,254    4,308,254
   Highmark Government Money Market Fund ..............  1,013,876    1,013,876
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $5,322,130) ...............................               5,322,130
                                                                   ------------
   TOTAL INVESTMENTS -- 98.5%
      (Cost $103,962,669) .............................             106,546,249
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 1.5%
   Investment Advisory Fees Payable ...................                 (63,216)
   Administrative Fees Payable ........................                 (10,291)
   Other Assets and Liabilities, Net ..................               1,726,904
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .................               1,653,397
                                                                   ------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

   Paid in Capital ....................................             121,988,686
   Accumulated Net Investment Loss ....................                (195,238)
   Accumulated Net Realized Loss on Investments .......             (16,177,382)
   Net Unrealized Appreciation on Investments .........               2,583,580
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .........................            $108,199,646
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .......              10,166,818
   NET ASSET VALUE, Offering and
      Redemption Price Per Share ......................                  $10.64
                                                                         ======
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 86.4%
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------    ---------

BANKS -- 4.4%
   Columbia Bancorp ...................................   32,120   $   524,519
   Gold Banc ..........................................   47,300       416,240
   Itla Capital* ......................................   24,300       868,725
   Macatawa Bank ......................................   56,888     1,456,333
   Vail Banks .........................................   21,300       262,629
                                                                   -----------
                                                                     3,528,446
                                                                   -----------
BASIC INDUSTRIES -- 13.3%
   Actuant, Cl A* .....................................   20,500       760,550
   Apogee Enterprises .................................   78,800       814,792
   Blue Rhino* ........................................   48,000       651,360
   Gardner Denver* ....................................   80,100     1,588,383
   Herley Industries* .................................   48,900       790,273
   Integrated Defense Technologies* ...................   95,500     1,362,785
   Orbital Sciences* ..................................  298,900     1,667,862
   Pioneer Standard Electronics .......................   42,000       406,980
   Sensytech* .........................................   66,600       666,000
   Spartech ...........................................   55,700     1,205,905
   Tetra Technologies* ................................   27,000       718,200
                                                                   -----------
                                                                    10,633,090
                                                                   -----------
CAPITAL CONSTRUCTION -- 1.7%
   Chicago Bridge & Iron ..............................   68,200     1,364,000
                                                                   -----------
CONSUMER DURABLES -- 2.6%
   Multimedia Games* ..................................   45,800     1,153,702
   Palm Harbor Homes* .................................   54,200       907,308
                                                                   -----------
                                                                     2,061,010
                                                                   -----------
CONSUMER NON-DURABLES -- 8.0%
   Helen of Troy Ltd.* ................................   75,400     1,066,910
   O'Charleys* ........................................   56,200     1,137,488
   Robert Mondavi, Cl A* ..............................   24,600       603,684
   Rubio's Restaurants* ...............................   58,500       310,050
   Stride Rite ........................................  116,600     1,027,246
   Topps* .............................................   97,400       906,794
   Total Entertainment Rest* ..........................  102,800       796,700
   Vans* ..............................................  113,300       530,244
                                                                   -----------
                                                                     6,379,116
                                                                   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ---------

ENERGY RELATED -- 10.6%
   CAL Dive International* ............................    54,200   $   872,620
   Global Industries Ltd.* ............................   366,400     1,626,816
   Horizon Offshore* ..................................   235,600       864,652
   Oil States International* ..........................    93,000     1,058,340
   Petroquest Energy* .................................   204,480       310,810
   Prima Energy* ......................................    32,580       639,578
   Range Resources* ...................................   255,000     1,507,050
   Remington Oil & Gas* ...............................   100,600     1,576,402
                                                                    -----------
                                                                      8,456,268
                                                                    -----------
HEALTH CARE -- 17.0%
   Advanced Medical Optics* ...........................    78,700     1,104,161
   American Healthways* ...............................    33,600       829,584
   Axcan Pharma* ......................................    74,900       871,836
   Gentiva Health Services* ...........................   135,100     1,234,814
   Icon Plc ADR* ......................................    31,530       816,627
   Interpore International* ...........................   101,100       900,801
   LabOne* ............................................    30,300       571,155
   Merit Medical Systems* .............................    29,600       579,864
   Nabi Biopharmaceuticals* ...........................    90,600       567,156
   Orthofix International* ............................    25,200       709,380
   Osteotech* .........................................   115,700     1,210,222
   PSS World Medical* .................................    91,400       549,314
   Serologicals* ......................................    70,300       648,869
   SonoSite* ..........................................    54,100       876,420
   Vital Images* ......................................    56,000       728,000
   Vital Signs ........................................    21,300       607,050
   Wilson Greatbatch Technologies* ....................    23,100       757,449
                                                                    -----------
                                                                     13,562,702
                                                                    -----------
MISCELLANEOUS -- 0.0%
   Hoenig Group Escrow Receipt - (Rights)* (a) ........    62,600        14,398
                                                                    -----------
RETAIL -- 4.1%
   AC Moore Arts & Crafts* ............................    58,800     1,013,124
   Chicago Pizza & Brewery* ...........................    88,600       759,302
   Urban Outfitters* ..................................    28,400       846,888

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ---------

RETAIL -- CONTINUED
   Wild Oats Markets* .................................    58,340   $   631,239
                                                                    -----------
                                                                      3,250,553
                                                                    -----------
SERVICES -- 9.3%
   Dollar Thrifty Automotive Group* ...................    92,700     1,521,207
   Exponent* ..........................................    69,700       968,830
   Heidrick & Struggles International* ................    77,400     1,083,600
   Insignia Systems* ..................................    67,100       405,955
   Jones Lang LaSalle* ................................    30,000       452,100
   Pegasus Solutions* .................................    69,400       825,860
   Scientific Games, Cl A* ............................   129,300       843,036
   Wireless Facilities* ...............................   192,700     1,341,192
                                                                    -----------
                                                                      7,441,780
                                                                    -----------
TECHNOLOGY -- 11.2%
   Arris Group* .......................................   117,300       457,587
   eSpeed, Cl A* ......................................    70,000       913,500
   Fargo Electronics* .................................    72,900       715,878
   Genus* .............................................   189,600       483,480
   Mykrolis* ..........................................    82,600       662,452
   Quantum* ...........................................   294,700     1,016,715
   Renaissance Learning* ..............................    53,400     1,017,270
   ScanSoft* ..........................................   175,000       904,750
   Scansource* ........................................    47,500       945,725
   Seachange International* ...........................   107,700       866,985
   Stellent* ..........................................    84,500       360,815
   Systems & Computer Technology* .....................    48,900       350,613
   Zygo* ..............................................    30,400       227,088
                                                                    -----------
                                                                      8,922,858
                                                                    -----------
TRANSPORTATION -- 4.2%
   Monaco Coach* ......................................    38,000       513,760
   Triumph Group* .....................................    43,380     1,140,026
   UTI Worldwide ......................................    57,300     1,724,730
                                                                    -----------
                                                                      3,378,516
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $63,554,306) ..............................              68,992,737
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.1%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------    ---------

CASH EQUIVALENTS -- 14.1%
   Highmark Diversified Money Market Fund .............  3,169,381 $  3,169,381
   Highmark Government Money Market Fund ..............  3,169,381    3,169,381
   Highmark Treasury Money Market Fund ................    792,346      792,346
   Union Bank of California Money Market Fund .........  4,114,323    4,114,323
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $11,245,431) ..............................              11,245,431
                                                                   ------------
   TOTAL INVESTMENTS -- 100.5%
      (Cost $74,799,737) ..............................              80,238,168
                                                                   ------------
 OTHER ASSETS AND LIABILITIES --  (0.5)%
   Investment Advisory Fees Payable ...................                 (41,755)
   Administrative Fees Payable ........................                 (10,281)
   Other Assets and Liabilities, Net ..................                (349,881)
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .................                (401,917)
                                                                   ------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

   Paid in Capital ....................................              87,847,965
   Accumulated Net Investment Loss ....................                (333,894)
   Accumulated Net Realized Loss on Investments .......             (13,116,251)
   Net Unrealized Appreciation on Investments .........               5,438,431
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .........................            $ 79,836,251
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .......               6,034,093
   NET ASSET VALUE, Offering and
      Redemption Price Per Share ......................                  $13.23
                                                                         ======

   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS
LTD. LIMITED
 PLC PUBLIC LIMITED COMPANY
 (A) SECURITY IS FAIR VALUED ACCORDING TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ PORTFOLIOS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                  SMALL/MID CAP    MICRO CAP
                                                    PORTFOLIO      PORTFOLIO
                                                  -------------   -----------

INVESTMENT INCOME
Dividends ......................................  $   274,672    $    75,424
Interest .......................................       38,328         37,257
Less: Foreign Taxes Withheld ...................         --           (1,075)
                                                  -----------    -----------
   TOTAL INCOME ................................      313,000        111,606
                                                  -----------    -----------
EXPENSES
Investment Advisory Fees .......................      369,751        270,312
Administrative Fees ............................       61,987         61,987
Shareholder Servicing Fees .....................       20,117         53,440
Transfer Agent Fees ............................       23,480         21,620
Printing Fees ..................................       11,568          9,222
Registration and Filing Fees ...................       10,408          9,615
Audit Fees .....................................        7,706          7,439
Legal Fees .....................................        5,435          5,427
Custodian Fees .................................        3,996          3,249
Trustees' Fees .................................        3,234          2,258
Other Expenses .................................        3,669            931
                                                  -----------    -----------
   NET EXPENSES BEFORE DIRECTED BROKERAGE ......      521,351        445,500
                                                  -----------    -----------
Less:
Directed Brokerage -- Note 4 ...................      (13,113)          --
                                                  -----------    -----------
   NET EXPENSES AFTER DIRECTED BROKERAGE .......      508,238        445,500
                                                  -----------    -----------
NET INVESTMENT LOSS ............................     (195,238)      (333,894)
                                                  -----------    -----------
NET REALIZED LOSS ON INVESTMENTS ...............   (4,918,564)    (3,742,792)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ..............................    7,308,664      8,662,118
                                                  -----------    -----------
TOTAL NET GAIN ON INVESTMENTS ..................    2,390,100      4,919,326
                                                  -----------    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...................  $ 2,194,862    $ 4,585,432
                                                  ===========    ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                          ENDED         YEAR ENDED
                                                     APRIL 30, 2003    OCTOBER 31,
                                                       (UNAUDITED)        2002
                                                     --------------    -----------
OPERATIONS:
   Net Investment Loss ...........................   $    (195,238)   $    (339,480)
   Net Realized Loss on Investments ..............      (4,918,564)     (11,248,950)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments ..............................       7,308,664       (4,433,714)
                                                     -------------    -------------
   NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ..............       2,194,862      (16,022,144)
                                                     -------------    -------------
DISTRIBUTIONS:
   Net Realized Gain .............................              --         (763,782)
                                                     -------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................      42,510,771       66,776,726
   In Lieu of Cash Distributions .................            --            753,468
   Redeemed ......................................     (17,860,345)     (12,976,929)
                                                     -------------    -------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..................      24,650,426       54,553,265
                                                     -------------    -------------
   TOTAL INCREASE IN NET ASSETS ..................      26,845,288       37,767,339
                                                     -------------    -------------
NET ASSETS:
   Beginning of Period ...........................      81,354,358       43,587,019
                                                     -------------    -------------
   End of Period (Including Accumulated
     Net Investment Loss
     of $195,238 and $0, respectively) ...........   $ 108,199,646    $  81,354,358
                                                     =============    =============
SHARE TRANSACTIONS:
   Issued ........................................       4,118,642        5,311,513
   In Lieu of Cash Distributions .................            --             56,145
   Redeemed ......................................      (1,723,138)      (1,124,014)
                                                     -------------    -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..........................       2,395,504        4,243,644
                                                     =============    =============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED         YEAR ENDED
                                              APRIL 30, 2003    OCTOBER 31,
                                                (UNAUDITED)        2002
                                              --------------    -----------
OPERATIONS:
   Net Investment Loss ...................     $   (333,894)     $   (684,698)
   Net Realized Loss on Investments ......       (3,742,792)       (9,246,003)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments ......................        8,662,118        (4,560,479)
                                               ------------      ------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM OPERATIONS ....        4,585,432       (14,491,180)
                                               ------------      ------------
DISTRIBUTIONS:
   Net Realized Gain .....................               --        (4,327,372)
                                               ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................       29,108,849        48,492,008
   In Lieu of Cash Distributions .........               --         4,268,658
   Redeemed ..............................      (20,615,451)      (41,682,350)
                                               ------------      ------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..........        8,493,398        11,078,316
                                               ------------      ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS       13,078,830        (7,740,236)
                                               ------------      ------------
NET ASSETS:
   Beginning of Period ...................       66,757,421        74,497,657
                                               ------------      ------------
   End of Period (Including Accumulated
     Net Investment Loss
     of $333,894 and $0, respectively) ...     $ 79,836,251      $ 66,757,421
                                               ============      ============
SHARE TRANSACTIONS:
   Issued ................................        2,264,970         3,071,017
   In Lieu of Cash Distributions .........             --             266,458
   Redeemed ..............................       (1,626,749)       (2,726,364)
                                               ------------      ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..................          638,221           611,111
                                               ============      ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                    SIX MONTHS                      YEARS ENDED OCTOBER 31,
                                       ENDED      -------------------------------------------------------
                                  APRIL 30, 2003
                                    (UNAUDITED)     2002(1)     2001       2000         1999        1998
                                   -------------   --------    ------     ------       ------      ------
Net Asset Value,
   Beginning of Period .............. $  10.47     $ 12.36     $ 17.93     $ 12.89     $ 12.89     $ 12.64
                                      --------     -------     -------     -------     -------     -------
Income (Loss) from
   Investment Operations:
Net Investment Loss .................    (0.02)      (0.04)      (0.02)         --       (0.05)      (0.01)
   Net Realized and Unrealized
     Gain (Loss) ....................     0.19       (1.66)       0.04++      5.04        0.22        0.42
                                      --------     -------     -------     -------     -------     -------
   Total from Investment
     Operations .....................     0.17       (1.70)       0.02        5.04        0.17        0.41
                                      --------     -------     -------     -------     -------     -------
Distributions:
   Net Realized Gain ................       --       (0.19)      (5.59)         --       (0.17)      (0.16)
                                      --------     -------     -------     -------     -------     -------
Net Asset Value, End
   of Period ........................ $  10.64     $ 10.47     $ 12.36     $ 17.93     $ 12.89     $ 12.89
                                      ========     =======     =======     =======     =======     =======
   TOTAL RETURN+ ....................     1.62%*    (14.07)%      1.06%(2)   39.10%(2)    1.31%(2)    3.33%(2)
                                      ========     =======     =======     =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...................... $108,200     $81,354     $43,587     $21,207     $20,231     $21,780
Ratio of Expenses to Average
   Net Assets .......................     1.08%**     1.22%       1.25%       1.26%       1.25%       1.25%
Ratio of Expenses to Average Net
   Assets (Excluding Waivers) .......     1.08%**     1.22%       1.39%       1.67%       1.29%       1.58%
Ratio of Net Investment Income
   (Loss) to Average Net Assets .....    (0.42)%**   (0.48)%     (0.18)%      0.02%      (0.47)%     (0.12)%
Portfolio Turnover Rate .............       21%         64%         61%        119%         78%         83%

   + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
     WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. ++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE
     OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
 (1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO ACQUIRED THE ASSETS OF THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
 (2) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
   * RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  ** ANNUALIZED
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        SIX MONTHS                      YEARS ENDED OCTOBER 31,
                                           ENDED      -------------------------------------------------------
                                      APRIL 30, 2003
                                        (UNAUDITED)     2002(1)     2001        2000        1999        1998
                                       -------------   --------    ------      ------      ------      ------
Net Asset Value,
   Beginning of Period ................. $  12.37     $  15.57     $ 17.30     $ 16.06     $ 12.94    $  18.76
                                         --------      -------     -------     -------     -------     -------
Income (Loss) from
   Investment Operations:
Net Investment Loss ....................    (0.05)       (0.13)      (0.05)      (0.07)      (0.03)      (0.06)
   Net Realized and Unrealized
     Gain (Loss) .......................     0.91        (2.22)       0.71        3.98        3.15       (3.47)
                                         --------      -------     -------     -------     -------     -------
   Total from Investment
     Operations ........................     0.86        (2.35)       0.66        3.91        3.12       (3.53)
                                         --------      -------     -------     -------     -------     -------
Distributions:
   Net Realized Gain ...................       --        (0.85)      (2.39)      (2.67)         --       (2.29)
                                         --------      -------     -------     -------     -------     -------
Net Asset Value, End
   of Period ...........................  $ 13.23      $ 12.37     $ 15.57    $  17.30     $ 16.06     $ 12.94
                                          =======      =======     =======     =======     =======     =======
   TOTAL RETURN+ .......................     6.95%*     (16.32)%      5.19%      27.02%      24.21%     (20.86)%
                                          =======      =======     =======     =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .........................  $79,836      $66,757     $74,498     $62,158     $48,399     $42,219
Ratio of Expenses to Average
   Net Assets ..........................     1.23%**      1.20%       1.21%       1.19%       1.29%       1.16%
Ratio of Net Investment Loss
   to Average Net Assets ...............    (0.92)%**    (0.83)%     (0.34)%     (0.43)%     (0.67)%     (0.48)%
Portfolio Turnover Rate ................       60%         125%        148%        130%        132%        120%

   + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
     WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
   * RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  ** ANNUALIZED
 (1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO ACQUIRED THE ASSETS OF THE UAM RICE HALL JAMES MICRO CAP PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES MICRO CAP PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Cap Portfolio (the
"Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of UAM Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Cap Portfolio (the "UAM Portfolios"), each a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Cap Portfolio, respectively (the "Reorganization"). The Reorganization took place on June 24, 2002.

Effective June 29, 2001, the Rice Hall James Micro Cap Portfolio was closed to new investors due to concerns that an increase in the size of the fund may adversely affect the implementation of the fund's investment strategy. Existing shareholders of the fund and clients of the adviser may continue to make additional investments in the fund, and reinvest dividends and capital gains distributions.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolios.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2003, the Portfolios held no open repurchase agreements.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Each Portfolio distributes substantially all of its net investment income quarterly. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services, (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolios have entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolios. The Distributor received no fees for the six months ended April 30, 2003.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the six months ended April 30, 2003 the Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio paid the administrator 0.07% and 0.09%, respectively of average daily net assets.

The Rice Hall James Small/Mid Cap Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $13,113, which was used to pay administrative expenses. The effect on the Portfolio's expense ratio, as a percentage of the average net assets for the six months ended April 30, 2003 was 0.01%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Rice Hall James & Associates (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio at a fee calculated at an annual rate of 0.80% and 0.75% of the average daily net assets, respectively. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Small/Mid Cap Portfolio's and the Rice Hall James Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% and 1.40% of average daily net assets, respectively.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolios. The custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the six months  ended  April 30,  2003,  the Rice Hall James  Small/Mid  Cap
Portfolio  and the Rice  Hall  James  Micro  Cap  Portfolio  made  purchases  of
$43,055,642  and  $43,185,697  and  sales  of  $18,033,159  and  $38,658,114  of investment securities other than long-term U.S. Government and short-term securities, respectively. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2002 the Portfolios had the following capital loss carryforwards expiring October 31, 2010:

                                  RHJ PORTFOLIOS
                        SMALL/MID CAP         MICRO CAP
                        -------------       --------------
                       $(11,161,596)         $(9,351,061)

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolios at April 30, 2003, were as follows:

                          FEDERAL      APPRECIATED   DEPRECIATED  NET UNREALIZED
RHJ PORTFOLIOS           TAX COST      SECURITIES    SECURITIES    APPRECIATION
--------------           --------      -----------   -----------  -------------
Small/Mid Cap ........ $103,962,669     $8,946,052   $(6,362,472)   $2,583,580
Micro Cap ............   74,799,737      8,856,632    (3,418,201)    5,438,431

8. OTHER:

At April 30, 2003,  the  percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Portfolio was as follows:
                                                       NO. OF             %
RHJ PORTFOLIOS                                      SHAREHOLDERS      OWNERSHIP
--------------                                      ------------      ---------
Small/Mid Cap ....................................        3               50%
Micro Cap ........................................        2               65%

9. SUBSEQUENT EVENT:

Recently, senior officers of the Adviser, a wholly owned subsidiary of Old Mutual (US) Holdings, Inc. ("Old Mutual US") organized to form a new holding company, RHJ Management Company, LLC ("RHJ Management"). On February 13, 2003, RHJ Management acquired the Adviser from Old Mutual US by way of a merger, pursuant to which the Adviser was merged with and into Rice Hall James & Associates, LLC (the "New Adviser"). As a result of the transaction (the "RHJ Transaction"), RHJ Management owns a majority interest in the New Adviser. The New Adviser will continue the business of the Adviser and there will be no change in the investment management services, administrative functions, supervisory responsibilities or fee arrangements for the Portfolios.

Consummation of the RHJ Transaction resulted in a change of control of the Adviser and thus constituted an "assignment," as that term is defined in the Investment Company Act of 1940, as amended ("the 1940 Act"), of the Portfolios' investment advisory contract with the Adviser (the "Advisory Contract"). As required by the 1940 Act, the Advisory Contract automatically terminated on February 13, 2003 upon the assignment resulting from consummation of the RHJ Transaction. On February 19, 2003, the Trust's Board of Trustees approved a new advisory agreement, under which, subject to its approval by each Portfolios' shareholders, the New Adviser will serve as the investment adviser to each Portfolio. The Trust is not contractually bound to compensate the New Adviser for its services rendered or expenses incurred on behalf of the Portfolios.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------

To avoid undue economic burden, the New Adviser sought and obtained Board approval allowing the Portfolios to pay the New Adviser for its costs of providing advisory services and allow it to recover other expenses incurred in connection with furnishing advisory services during the period between the consummation of the RHJ Transaction (February 13, 2003) and the date shareholder approval of the new investment advisory agreement is obtained (the "Gap Period Compensation"). Gap Period Compensation is being held in an interest-bearing escrow account, pending shareholder approval.

Shareholders will be asked to approve the proposed new investment advisory agreement and the payment of the Gap Period Compensation to the New Adviser at a special meeting of shareholders, scheduled for Friday, June 20, 2003 (the "Shareholder Meeting"). Shareholders of record as of May 16, 2003 will be entitled to vote at the Shareholder Meeting and will receive proxy materials that provide a detailed discussion of the RHJ Transaction.

                                      NOTES

                         THE RICE HALL JAMES PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-474-5669

                                    ADVISER:
                          Rice Hall James & Associates
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004


          This information must be preceded or accompanied by a current prospectus for the Portfolios described.

RHJ-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.